Asset Retirement Obligations	12 Months Ended
Apr. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

8.	Asset Retirement Obligations:

The total future asset retirement obligation was estimated based on the Company’s ownership interest in all wells and facilities, the estimated legal obligations required to retire, dismantle, abandon and reclaim the wells and facilities and the estimated timing of such payments. The Company estimated the present value of its asset retirement obligations at April 30, 2012 and 2011 based on a future undiscounted liability of $952,292 and $1,208,293, respectively. These costs are expected to be incurred within one to 24 years. A credit-adjusted risk-free discount rate of 10% and an inflation rate of 2% were used to calculate the present value.

Changes to the asset retirement obligation were as follows:

	2012	2011
Balance, beginning of year	$727,336	$767,540
Additions	-	42,197
Disposition	(165,325)	-
Revisions	-	(143,268)
Accretion	65,061	60,867
	627,072	727,336
Current portion for cash flows expected to be incurred within one year	(260,482)	(205,700)
Long-term portion, end of year	$366,590	$521,636

As at April 30, 2012, the Company has $25,000 (2011 -$143,696; 2010 - $140,815) of reclamation deposits with authorities to secure certain abandonment liabilities in Missouri.

Expected timing of asset retirement obligations:

Year Ended April 30
2013	260,482
2014	122,222
2015	135,556
2016	75,556
Thereafter	358,476
952,292
Effect of discount	(325,220)
Total	$627,072